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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[  ] Pre-Effective Amendment No. _____          [  ] Post-Effective Amendment No.______
(Check appropriate box or boxes)

Mosaic Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (480) 443-9537
550 Science Drive
Madison, Wisconsin 53711
----------------------------------------------------------------
(Address of Principal Executive Offices)

W. Richard Mason, Esq.
8777 N. Gainey Center Drive, Suite 220
Scottsdale, Arizona 85258
(Name and Address of Agent for Service)

Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's most recent fiscal year ended September 30, 2005 was filed with the Commission on November 17, 2005.

It is proposed that this filing will become effective on March 13, 2006 pursuant to Rule 488.

Mosaic Tax-Free Trust

Cross Reference Sheet
Pursuant to Rule 481(a) under the Securities Act of 1933

Item of Part A of Form N-14  Location in Prospectus
1.   Beginning of           Cross Reference Sheet; Cover Page
     Registration Statement
     and Outside Front
     Cover Page of
     Prospectus
2.   Beginning and Outside  Table of Contents
     Back Cover Page of
     Prospectus
3.   Synopsis and Risk      Fee Table; Synopsis Information;
                                Risks Factors
4.   Information about the  Information about the Transaction
     Transaction              (Terms; Description of Securities;
                              Reasons for Transaction; Tax
                              Consequences; Pro Forma capitalization)
5.   Information about the  Information about the National
     Registrant               Fund:
                              (Incorporated by reference from Mosaic
                               Tax-Free Trust prospectus dated 2/1/06)
6.    Information about the  Information about Your Fund
     Company Being Acquired    (Incorporated by reference from Mosaic
                               Tax-Free Trust prospectus dated 2/1/06)
7.   Voting Information      Cover Page; Summary; Information
                             about the Transaction; Voting
                             Information

8.   Interest of Certain     Nothing to disclose
     Persons and Experts

9.   Additional Information  Not applicable
     Required for
     Reoffering by Persons
     Deemed to be
     Underwriters
Part B of Form N-14          Location in SAI
10.   Cover Page              Cover Page

11.   Table of Contents       Statement of Additional Information
                              Dated March 13, 2006
12.  Additional Information   Incorporated by reference
     About the Registrant

13.  Additional Information   Incorporated by reference
     about the Company Being
     Acquired
14.   Financial Statements    Incorporated by reference; pro forma
                               financial statements
Item of Part C of Form N-14  Location in Part C
15.   Indemnification       Indemnification of
                            Trustees/Directors
16.   Exhibits              Item 16. Exhibits
17.   Undertakings          Item 17. Undertakings

Mosaic Tax-Free Trust
550 Science Drive
Madison, Wisconsin 53711

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on April 27, 2006

Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of Mosaic Tax-Free Trust's Tax-Free Arizona series and Tax-Free Missouri series (each a "State Fund" and together referred to as the "State Funds") will be held at the offices of the State Funds at 550 Science Drive, Madison, Wisconsin 53711, on Thursday, April 27, 2006, at 12:00 noon for the following purposes:

1. To consider and act upon the Agreement and Plans of Merger (the "Plans") dated February 2, 2006 providing for:

  the acquisition of substantially all of the assets of each State Fund by an existing series of Mosaic Tax-Free Trust named Mosaic Tax-Free National Fund (the "National Fund"), in exchange for shares of the National Fund;
  the assumption by the National Fund of the liabilities of each State Fund; and
  distribution of such shares of the National Fund to shareholders of each State Fund.

2. To transact any other business as may properly come before the meeting or any of its adjournments.

The Trustees fixed the close of business on February 19, 2006 as the record date for the determination of shareholders of each State Fund entitled to notice of and to vote at this Meeting or any adjournment thereof.

IMPORTANT

Your vote is important and all Shareholders are asked to be present in person or by proxy. If you are unable to attend the meeting in person, we urge you to complete, sign, date and return the enclosed proxy as soon as possible using the enclosed stamped envelope. Sending the proxy will not prevent you from personally voting your shares at the Meeting since you may revoke your proxy by advising the Secretary of Mosaic Tax-Free Trust in writing (by subsequent proxy or otherwise) of such revocation at anytime before it is voted.

By order of the Board of Trustees

(signature)

W. Richard Mason
Secretary

March 13, 2006

Mosaic Funds
550 Science Drive
Madison, Wisconsin 53711
800-368-3195

March 13, 2006

Dear Shareholder:

The attached proxy materials seek your approval to merge Mosaic Tax-Free Trust's Arizona and Missouri Funds (each, a "State Fund" and together the "State Funds") into the Tax-Free National Fund.  Your approval is requested only for the State Fund you owned as of the Record Date.

What are we proposing?

  Upon approval by each State Fund's shareholders, the respective State Fund series of Mosaic Tax-Free Trust will merge into the National Fund series of the Trust effective May 1, 2006.
  Former State Fund shareholders will receive shares of the National Fund in exchange for their State Fund shares.

This merger represents a logical step in the progressive restructuring of the Mosaic family of funds to best utilize management expertise and provide shareholder value.

Your board of trustees unanimously recommends a vote FOR this proposal. If the merger is approved, you will still own shares in a bond fund with the objective of providing monthly income and distributing that income as dividends. Your dividends will remain tax-free for Federal income tax purposes, but none or only a small percentage of your dividends will be free of state income taxes.

Why merge these funds?

  A merger will result in a larger pool of assets and allow for more efficient management. Efficiency of management will allow total expenses to remain competitive and, in fact, be reduced.  The relatively small size of the fund would likely lead to higher expenses without the proposed merger.
  With increased assets, management expects to be able to purchase securities at more favorable prices that can often be obtained when trading in larger blocks of securities.

Please review the enclosed prospectus and send us your voted proxy as soon as possible.

Thank you. Call us if you have any questions.

Sincerely,

(signature)                                           (signature)

Katherine L. Frank                              Frank E. Burgess
President, Mosaic Tax-Free Trust        President, Madison Investment Advisors

Prospectus Dated March 13, 2006
Mosaic Tax-Free Trust

550 Science Drive
Madison, Wisconsin 53711
800-368-3195

Acquisition of the Assets of
Tax-Free Arizona and Missouri series of Mosaic Tax-Free Trust ("the "Trust")
by and in exchange for shares of
 Tax-Free National Fund series of the Trust

This prospectus explains that the Trustees of Mosaic Tax-Free Trust are soliciting the proxies of shareholders of the Arizona and Missouri Funds in connection with the following transaction:

  Merging the Tax-Free Arizona and Missouri Fund series of the Trust (each a "State Fund" and together the “State Funds”) into the Tax-Free National Fund series of the Trust (“National Fund”) effective May 1, 2006.
  Distributing to former State Fund shareholders shares of the National Fund in exchange for their State Fund shares.

If approved, you will receive shares in the National Fund equal in value to your current investment in the State Fund you currently own. The proposed merger is designed to be a tax-free reorganization so that you will not recognize any income as a result of the merger and your tax basis in the State Fund will carry over to the shares of the National Fund.  The National Fund shares a common objective with the State Funds of receiving income from municipal bonds and distributing that income to investors as tax-free dividends.

This prospectus sets forth concisely the information about the National Fund series that a prospective investor ought to know before investing. You should retain this prospectus for future reference.

Additional information about Mosaic Tax-Free Trust (including a Statement of Additional Information that is incorporated by reference into and dated the same day as this prospectus) was filed with the Securities and Exchange Commission and is available upon oral or written request and without charge. Contact Mosaic Funds at the address and phone number above.

Although your Trustees are soliciting your proxy vote, when this prospectus speaks about "we" or "us," it refers to your fund's manager, Madison Mosaic and Madison Investment Advisors.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fee Table, Synopsis Information and Risk Factors

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the National Fund and compares them with current expenses for the State Funds.

Shareholder Fees (fees paid directly from your investment)

	Arizona Fund	Missouri Fund	National Fund	Combined National Fund (Pro forma)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None	None	None
Redemption Fee	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

	Arizona Fund	Missouri Fund	National Fund	Combined National Fund (Pro forma)
Management Fees	0.63%	0.63%	0.63%	0.63%
Distribution (12b-1) Fees	None	None	None	None
Other Expenses	0.48%	0.45%	0.44%	0.43%
Total Annual Fund Operating Expenses	1.11%	1.08%	1.07%	1.06%*

Example:

This example is intended to help you compare the cost of investing in the State Funds, the National Fund and in other mutual funds.  The example assumes that you invest $10,000 in the fund for the time periods indicated.  The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Arizona Fund	Missouri Fund	National Fund	National Fund (pro forma)*
1 year	$113	$110	$109	$108
3 years	$351	$343	$340	$337
5 years	$609	$595	$590	$585
10 years	$1,346	$1,317	$1,306	$1,294

*National Fund (pro forma) Total Annual Fund Operation Expenses are shown without regard to the new, lower tiered administrative expense schedule proposed to be adopted upon consummation of the mergers described in this document.  The lower fees are discussed below in the section entitled, "Comparison of Differences Between Your Fund and the National Fund."  If the assets of the Arizona and Missouri Funds had been included with the assets of the National Fund and the tiered expense schedule had been in effect for the fiscal year ended September 30, 2005, the expenses for the National Fund (pro forma) would have been lower.

Synopsis Information

Your Trustees determined that it will be in the best interests of the shareholders of each State Fund and the current shareholders of the National Fund to merge your fund's assets into the National Fund.

Why did the Trustees reach these decisions?

Consolidation of Funds within Mosaic.

Since the launch of Mosaic funds in June 1997, the funds' advisor has sought to utilize management expertise and maximize shareholder value across the fund family. The realignment and merger of funds has been a natural consequence of this effort.

Small size of your fund.

The State Funds are among the smallest of all the Mosaic funds (with approximately $5.5 million in assets in the Arizona Fund and 7.5 million in assets in the Missouri Fund). In light of the higher fees that your fund will likely have to bear at its current small size, it will become more difficult to achieve your fund's investment objectives. The Merger will be to a much larger fund that benefits from certain economies of scale and will eliminate various expense-related duplications.

Limitations on investment opportunities for your fund.

The small size of your fund also prevents us from purchasing or selling securities for the fund at the more favorable prices that can sometimes be obtained when trading in larger blocks of securities.

The independent Trustees retained independent counsel to advise them with respect to their fiduciary duties in connection with approval of the proposed Merger.

In light of these unique circumstances, your trustees decided to combine your fund with the National Fund.

Comparison of Differences Between Your Fund and the National Fund

The National Fund is a series of Mosaic Tax-Free Trust. As a result, like all Mosaic Tax-Free Trust funds, we will continue to seek to provide you monthly dividends by investing in tax-free municipal bonds. However, the National Fund differs from your current fund in two ways:

(1)                Its dividend income is not free of state income tax for shareholders of the Arizona Fund who reside in Arizona or shareholders of the Missouri Fund who reside in Missouri; and

(2)                Its total expenses are lower.

All other matters (investment advisor, distributor, investment and redemption procedures, exchange and checking privileges, pricing methods and all shareholder services) will be identical to those you have now.

1. Investment Objectives/Goals

Objectives

The State Funds' primary objective is to provide dividend income free from both federal and state income tax for shareholders of the applicable state (Arizona or Missouri).

The objective of the National Fund is to provide dividend income free from federal income tax for residents of any state.

What is the difference? The National Fund will not invest solely in bonds that are exempt from state income tax.   As a result, most or, in the long term, all of the fund’s dividends may be taxable for state income tax purposes.

2. Fees and Expenses

Total Expense Ratio

As of the end of your fund's most recent fiscal year, the total annual expense ratio of the Arizona Fund 1.11% and the total expense ratio of the Missouri Fund as 1.08%. The National Fund's total annual expense ratio was 1.07%. The advisory fee for both funds is the same, but the operational and administrative expenses ("other expenses") of the National Fund are lower than your fund because its larger size can support that lower fee.  Furthermore, upon consummation of the proposed merger, the National Fund will adopt a tiered administrative expense schedule that will result in a total expense ratio lower than 1.07% as long as the National Fund has assets greater than $25 million.  Currently, the National Fund pays an annual fee for all administrative and operating expenses, as a percentage of average net assets, equal to 0.40% (in addition to direct expenses for Trustee fees and annual audit by the fund's independent public accountants).  Upon consummation of either merger, for National Fund assets in excess of $25 million, this fee will be reduced to 0.36%.

How Will the Transaction Be Accomplished?

The Trustees approved an Agreement and Plan of Merger (the "Plan") that describes the technical details of how the funds will merge. There is a separate Plan applicable to each of the State Funds.  (You can receive a copy of the Plan at no cost by calling us at 800-368-3195.) The Plan provides for substantially all of the assets and liabilities of your fund to be acquired by the National Fund in exchange for shares of the National Fund (the transaction is referred to as the "Merger"). Following the Merger, shares of the National Fund will be distributed to the then-existing shareholders of your fund.  The shareholders of each State Fund must approve the Merger of with respect to their fund.  Approval or rejection of the Merger by either State Fund's shareholders will have no effect on approval or rejection of the Merger by the shareholders of the other State Fund.

The Merger is being structured as a tax-free reorganization for federal income tax purposes. This means that if the Merger is approved by the shareholders of your State Fund, you should not incur any tax consequences from the transaction. Your tax basis in your State Fund shares should carryover to your National Fund shares.

Comparison of Risks

The principal risk factors of investing in the National Fund will be generally the same as those of your fund. Specifically, the risks are:

Interest Rate Risk: When interest rates or general demand for fixed-income securities change, the value of these bonds change. Bonds can lose value when there is a rise in interest rates.

Call Risk: If a bond issuer "calls" a bond (pays it off at a specified price before it matures), the affected fund would have to reinvest the proceeds at a lower interest rate. It may also experience loss if the bond is called at a price lower than what we paid for it.

Tax-Related Risk: You can receive a taxable distribution of capital gain. You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Legislative Risk: If the tax-free status of municipal bonds is changed or eliminated by act of Congress or any state legislature, the value of the affected bonds will fall..

Other Risk and Reward Considerations

One risk particular to each State Fund is not applicable to the National Fund: Because the National Fund is diversified geographically, the risk associated with each State Fund’s lack of geographic diversification is not a consideration when investing in the National Fund.

Information About the Transaction

Summary of Terms of the Plan

You are asked to approve the transfer of substantially all of the assets and liabilities of your State Fund in exchange for shares of the National Fund, an existing series of the Trust. The Plan also calls for the Trust to distribute shares of the National Fund series to the shareholders of your fund. (The transaction is referred to in this document as the "Merger.")

As provided in the Plan, shareholders will not pay any of the expenses involved in accomplishing the Merger. The advisors to the Trust will pay any expenses.

Prior to the Merger, the Plan provides that your fund will declare a dividend and distribution. This distribution, together with all previous distributions, will have the effect of distributing to your fund's shareholders: (1) all of the fund's investment company taxable income for the taxable year ending on or prior to the day of the Merger; and (2) all of its net capital gains realized in all taxable years ending on or prior to that day (after reductions for any capital loss carryforward).

The consummation of the Merger for each State Fund is subject to the conditions set forth in each Plan, including approval by your fund's shareholders and receipt of an opinion of counsel regarding the Federal income tax consequences of the Merger. Each Plan can be terminated at any time prior to the Merger.

If the Merger is not approved by your fund's shareholders, the Trustees will continue to operate your fund under its existing arrangements. However, due to its small size, if the Merger is not approved, the level of expenses your fund must pay are likely to increase upon expiration of the Trust's current services agreement in July 2006.

Description of Securities to be Issued

As a result of the Merger, each shareholder of record of the State Funds will become the record holder of that number of full and fractional shares of the National Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of your fund. These calculations are made in accordance with each Plan as of the close of business on the date that applicable State Fund assets are exchanged for shares of the National Fund.

Since both your fund and the National Fund are series of Mosaic Tax-Free Trust, there are no material differences between the rights of shareholders of your fund and the rights of shareholders of the National Fund.

Reasons for the Merger

Your trustees, including the trustees who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have concluded that it is in the best interests of both funds for the Merger to take place. The Trustees have concluded that the interests of the Trust's shareholders will not be diluted as a result of the transactions contemplated by the Merger. Therefore, they have submitted the Merger for the approval by you.

Why have your trustees reached these conclusions?

Consolidation of Funds within Mosaic. Since the launch of Mosaic funds in June 1997, the funds' advisor has sought to utilize management expertise and maximize shareholder value across the fund family. The realignment and merger of funds has been a natural consequence of this effort.

Small size of your fund. The State Funds are the smallest of all the funds offered by Mosaic Tax-Free Trust, with each State Fund well under $10 million in assets (compared to the National Fund with approximately $21 million). As a result, the Trustees recognized that its transfer agent, administrative and other expenses must increase substantially at the expiration of the current services agreement in July 2006. In light of the higher fees that your fund will likely have to bear at its current small size, it will become more difficult to achieve your fund's investment objectives. The Merger should increase the size of the National Fund, thereby accomplishing certain economies of scale while at the same time eliminating duplicative administrative expenses that are incurred with the operation of multiple funds.

Limitations on investment opportunities for your fund. The small size of your fund also prevents us from purchasing or selling securities for the fund at the more favorable prices that can sometimes be obtained when trading in larger blocks of securities. As each State Fund continues to diminish in size, this limitation will also adversely affect your fund's ability to achieve its investment objectives.

The independent Trustees retained independent counsel to advise them with respect to their fiduciary duties in connection with approval of the proposed Merger.

Tax Consequences.

Before the Merger happens, the Trust will receive an opinion of counsel that the Merger has been structured so that no gain or loss will be recognized by your fund or it shareholders for federal income tax purposes as a result of the receipt of shares of the National Fund in the Merger. The holding period and aggregate tax basis of shares of the National Fund that are received by the your fund's shareholders will be the same as the holding period and aggregate tax basis of shares of your fund previously held by your fund's shareholders (provided, of course, that shares of your fund are held as capital assets). In addition, the holding period and tax basis of the assets of your fund in the hands of the National Fund as a result of the Merger will be the same as in the hands of your fund immediately prior to the Merger.

The Merger is being structured to meet the requirements of Internal Revenue Code Section 368(a)(1)(C) for tax-free exchanges.

Capitalization

The following table shows the capitalization as of February 1, 2006 of the State Funds and the National Fund individually and on a pro forma combined basis as of that date, giving effect to the proposed acquisition of each State Fund's net assets at market value:

	Arizona Fund	Missouri Fund	National Fund	National Fund (Pro Forma for Merger)
Net Assets (in thousands)	$5,587	$7,567	$21,275	$34,429
Net Asset Value per share	$10.43	$10.75	$10.96	$10.96
Shares outstanding	535,666	703,907	1,941,150	3,141,332

Portfolio Realignment Consequences

The entire investment portfolio of each State Fund represents appropriate investments for the National Fund. As a result, we do not believe that we will need to immediately restructure or otherwise make significant changes to the investment portfolio of (1) either State Fund before the Merger or (2) the National Fund after the Merger if either or both of the Mergers are approved.  However, it is likely that we will reduce the percentage of securities received from either State Fund after the merger so that there is no unusual concentration of securities in the National Fund from Arizona or Missouri.   To the extent any of the securities sold have appreciated in value from the date they were purchased for the applicable State Fund, the National Fund will recognize capital gains.  As of the date of this document, we do not believe that any such gains will be significant, but they could result in a small taxable distribution at the end of 2006 to shareholders of the merged fund.

Information About the National Fund

A complete copy of Mosaic Tax-Free Trust's prospectus dated February 1, 2006 is enclosed with this document for your review. It is incorporated by reference into this document. Please refer to it for information regarding the National Fund.

Information About Your Fund

A complete copy of Mosaic Tax-Free Trust's prospectus dated February 1, 2006 is enclosed with this document for your review. It is incorporated by reference into this document. Please refer to it for information regarding each of the State Funds.

Voting Information

Who is requesting your proxy?

This document is furnished in connection with a solicitation of proxies by the Board of Trustees of Mosaic Tax-Free Trust with respect to your fund, the Mosaic Arizona or Missouri Fund series of the Trust, as applicable. The proxies will be used at the Special Meeting of Shareholders of your fund, to be held at our offices at 550 Science Drive, Madison, Wisconsin, on Thursday, April  27, 2006, at 12:00 noon and at any adjournments of the meeting.

Although your Trustees are soliciting your proxy vote, when the prospectus speaks about "we" or "us", it refers to your fund's manager, Madison Mosaic.

Who will receive this solicitation?

This document, along with a Notice of the Meeting and a proxy card, will be mailed to shareholders on or about March 2, 2006. (We may send follow-up copies by overnight delivery or facsimile.) Only shareholders of record of the applicable State Fund as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any of its adjournments. The holders of a majority of the shares outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting.

How will your proxy be voted?

If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the named proxies will vote the shares represented by the proxy in accordance with the instructions marked.

Unmarked proxies will be voted FOR the proposed Merger and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum. Since shares represented by "broker non-votes" are considered outstanding shares, a "broker non-vote" has the same effect as a vote against the Merger.

Can a proxy be revoked?

A proxy may be revoked at any time before the Meeting by written notice to the Secretary of the Trust, 550 Science Drive, Madison, Wisconsin 53711 (800-368-3195) or by appearing at the meeting in person. Unless revoked, all valid proxies will be voted as specified by you or, if you do not make any specifications, for approval of the Plan and the Merger.

Will anyone solicit proxies?

As the meeting date nears, our representatives may contact you by telephone to encourage you to complete and return your proxy or to determine if you will be attending the Meeting. No one will be compensated for doing so.

Who is paying for this proxy solicitation?

We are bearing all expenses of this proxy solicitation. Neither the Trust nor its shareholders will pay any proxy solicitation costs.

What vote is required to approve the Merger?

Approval of the Merger will require the affirmative vote of more than 50% of the outstanding voting securities of your fund. Fractional shares outstanding are entitled to a proportionate share of one vote.

In the event that sufficient votes to approve either Plan are not received by April 27, 2006, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. The meeting may be adjourned only with respect to one of the State Funds in the event sufficient votes to approve one Plan is received but insufficient votes are received to approve the other Plan.  In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Meeting.

A shareholder who objects to the proposed transaction will not be entitled under either Massachusetts law or the Declaration of Trust to demand payment for, or an appraisal of, his or her shares. However, you should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. If the Merger is consummated, you will be free to redeem the shares of the National Fund that you receive in the transaction at their then-current net asset value. Shares of your fund may be redeemed at any time prior to the consummation of the Merger. You may wish to consult your tax advisor as to any differing consequences of redeeming your fund shares prior to the Merger or exchanging such shares in the Merger.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise the Trust whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

The votes of any current shareholders of the National Fund are not being solicited and are not required to carry out the Merger.

The Board of Trustees, including the "non-interested" Trustees, recommends approval of the Merger, and any unmarked proxies without instructions to the contrary will be voted in favor of approval of the merger.

What is the record date and number of outstanding shares?

As of February 19, 2006, (the "Record Date"), there were xxx,xxx.xxx outstanding shares of beneficial interest of Mosaic Tax-Free Trust's Arizona Fund series and xxx,xxx.xxx outstanding shares of beneficial interest of the Missouri Fund series.

Controlling Shareholders, Large Shareholders and Holdings of Trustees and Officers of the Trust

No one entity is considered to control either State Fund or the National Fund.

No one owns 5% or more of the National Fund as of the Record Date.

As of December 31, 2005, the shareholders of record that held five percent or more of the State Funds were:  For the Arizona Fund -- Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA (16.36%); for the Missouri Fund -- J&V Rys, 4423 Blue Ridge Blvd, Kansas City, MO (18.30%), E. & M. Idstrom, 1007 Westover Rd., Kansas City, MO (5.59%) and W&J Rys, 4423 Blue Ridge Blvd, Kansas City, MO (5.33%);.

As of the Record Date, the officers and Trustees of the Trust beneficially owned as a group less than 1% of the outstanding shares of the either State Fund or the National Fund.

Deadline for Submitting Shareholder Proposals at Next Special Meeting

Mosaic Tax-Free Trust does not hold annual shareholder meetings. The deadline for submitting shareholder proposals for inclusion in the proxy statement and form of proxy for the next special meeting of shareholders of Mosaic Tax-Free Trust is a reasonable time before Mosaic Tax-Free Trust begins to print and mail its proxy materials. Other than the meeting described in this document, no special meetings are currently being contemplated.

March 13, 2006

Mosaic Tax-Free Trust - Proxy Card

Special Meeting of Shareholders – April 27, 2006

This proxy is solicited on behalf of the Trustees of Mosaic Tax-Free Trust with respect to its Tax-Free Arizona and Missouri Fund series of shares. The undersigned hereby appoints Katherine L. Frank and Greg Hoppe, and each of them separately, proxies, with full power of substitution, and hereby authorizes them to represent and to vote, as designated below at the Special Meeting of Shareholders of the above referenced fund (each, a "State Fund" and together the "State Funds") to be held on Thursday, April 27, 2006 at 550 Science Drive, Madison, Wisconsin 53711 at 12:00 noon Central time, and at any adjournments thereof (the "Meeting"), all of the shares of either State Fund which the undersigned would be entitled to vote if the undersigned were personally present.

Every shareholder's vote is important! Vote this Proxy Card today!

This proxy, when properly executed, will be voted in the manner directed herein by the shareholder whose name is signed herein. If you sign, date and return this proxy card but give no voting instructions, your shares will be voted for each proposal.

To vote, mark blocks below in blue or black ink as follows [x]

1. To approve the proposed Agreement and Plan of Merger into Mosaic Tax-Free Trust's National Fund.

[ ] YES [ ] NO [ ] ABSTAIN

2. To consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof.

[ ] YES [ ] NO [ ] ABSTAIN

These items are discussed in greater detail in the attached Prospectus. The Board of Directors of Mosaic Tax-Free Trust (Arizona and Missouri Fund series) fixed the close of business on February 19, 2006, as the record date for the determination of shareholders entitled to notice of and to vote at the meeting.

If you attend the meeting, you may vote your shares in person. Please complete, sign, date and return this proxy card in the enclosed envelope, which needs no postage if mailed in the United States, if you do not expect to attend the meeting.

Note : Please sign exactly as name appears on this card. All joint owners should sign. When signing as an executor, administrator, attorney, trustee, guardian or custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in partnership name.

_____________________________________ Date: March  ______, 2006

Signature

Record date shares #######.###>

Account Number ###-###########

Registration #############################, ##############################,

############################, ############################################

STATEMENT OF ADDITIONAL INFORMATION
Dated March 13, 2006

Acquisition of the Assets of
Mosaic Tax-Free Trust Tax-Free Arizona and Missouri Funds
By and in Exchange for Shares of
Mosaic Tax-Free Trust Tax-Free National Fund
550 Science Drive
Madison, Wisconsin 53711
1-800-368-3195

This Statement of Additional Information, relating specifically to the proposed transfer of the assets of the Tax-Free Arizona Fund and Missouri Fund series of Mosaic Tax-Free Trust in exchange for shares of the Tax-Free National Fund series of the Trust (the "Merger") is not a prospectus. A Prospectus dated March 13, 2006 relating to the above-referenced matter may be obtained from Mosaic Tax-Free Trust at the address and phone number above. This Statement of Additional Information relates to and should be read in conjunction with such Prospectus.

This Statement of Additional Information incorporates by reference the following documents, a copy of each of which accompanies this Statement of Additional Information:

1. The Prospectus of Mosaic Tax-Free Trust dated February 1, 2006.

2. The Statement of Additional Information of Mosaic Tax-Free Trust dated February 1, 2006.

3. The Annual Report of Mosaic Tax-Free Trust dated September 30, 2005.

Pro Forma Financial Statements
September 30, 2005 (unaudited)

Schedules of Investments (unaudited, September 30, 2005)

Pro Forma Financial Statements
September 30, 2005 (unaudited)
Both Arizona & Missouri merged
Schedule of Investments
	Arizona Fund		Missouri Fund		National Fund		Pro Forma (Combined)
	Principal	Market	Principal	Market	Principal	Market	Principal	Market
	Amount	Value	Amount	Value	Amount	Value	Amount	Value
LONG TERM MUNICIPAL BONDS:
ARIZONA
Maricopa County Unified School District #210 (Phoenix), 5.375%, 7/1/13	200,000	205,630					200,000	205,630
Maricopa County Unified School District #41 (Gilbert), 5.8%, 7/1/14	250,000	288,073					250,000	288,073
Maricopa County, Unified School District #090 Saddle Mountain, 5%, 7/1/14	75,000	76,935					75,000	76,935
Mohave County Elementary School District #16 (Mohave Valley) (MBIA Insured), 5.375%, 7/1/13	100,000	104,128					100,000	104,128
Mohave County Elementary School District #1 (Lake Havasu) (FGIC Insured), 5.9%, 7/1/15	150,000	154,794					150,000	154,794
Pima County Unified School District #10 (Amphitheater), (FGIC Insured), 5.1%, 7/1/11	190,000	202,962					190,000	202,962
Pima County, Arizona School District, (MBIA Insured), 5%, 7/1/09	125,000	128,179					125,000	128,179
University of Arizona, (AMBAC Insured) 5%, 6/1/17	125,000	132,685					125,000	132,685
University of Arizona Board of Regents, (FGIC Insured) 5.8%, 6/1/24	275,000	302,714					275,000	302,714
Tucson Recreational Facility Improvements, 5.25%, 7/1/19	250,000	267,912					250,000	267,912
Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	155,000	162,744					155,000	162,744
Pima County Industrial Development Authority Revenue (Refunding Bonds), 5.625%, 4/1/14	250,000	262,950					250,000	262,950
Maricopa County Industrial Development Authority, Single Family Mortgage Revenue, 4.3%, 12/1/06	35,000	35,034					35,000	35,034
Phoenix Civic Improvement Corp. Excise Tax, 4.5%, 7/1/08	100,000	103,565					100,000	103,565
Arizona Board of Regents Certificate Participation, (AMBAC Insured), 5.5%, 6/1/13	320,000	351,360					320,000	351,360
Arizona Tourism & Sports Authority Tax Revenue Bond, 5%, 7/1/16	100,000	101,661					100,000	101,661
Greater Arizona Development Authority Infrastructure Revenue Bond, 4.85%, 8/1/20	300,000	309,237					300,000	309,237
Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5%, 7/1/10	280,000	306,032					280,000	306,032
Maricopa County Stadium Revenue Bond, (AMBAC Insured), 5.25%, 6/1/12	250,000	274,830					250,000	274,830
Rio Nuevo Multipurpose Facilities, Certificate Participation, (FGIC Insured), 4.5%, 7/1/08	125,000	129,290					125,000	129,290
Arizona Transportation Board, Grant Antic, 5%, 7/1/13	135,000	146,993					135,000	146,993
Flagstaff Street and Highway User Revenue, Junior Lien (FGIC Insured), 5.9%, 7/1/10	500,000	556,340					500,000	556,340
Mesa Street and Highway Revenue Bond, (FSA Insured), 4%, 7/1/14	130,000	131,992					130,000	131,992
Phoenix Street and Highway User Revenue Bond (FGIC Insured), 5.25%, 7/1/10	50,000	54,220					50,000	54,220
Buckeye Water and Sewer Improvements, 5.45%, 1/1/10	235,000	251,553					235,000	251,553
Mesa Recreational, Water and Sewer Improvements (FGIC Insured), 6.5%, 7/1/10	250,000	284,697					250,000	284,697
Arizona Transportation Board, Grant Antic, 5%, 7/1/13					100,000	108,884	100,000	108,884
Maricopa County Unified School District #48 Scottsdale, (FSA), 5%, 7/1/15					300,000	329,058	300,000	329,058
Rio Nuevo Multipurpose Facilities, Certificate Participation, (FGIC Insured), 4.5%, 7/1/08					1,000,000	1,034,320	1,000,000	1,034,320
Tucson Recreational, (Prerefunded 7/1/09 @ 100), 5.25%. 7/1/18					100,000	107,165	100,000	107,165

COLORADO
El Paso County School District #020, 5%, 12/15/16					1,005,000	1,091,289	1,005,000	1,091,289

FLORIDA
First Florida Government Community Revenue Bond, (AMBAC Insured), 5.5%, 7/1/16					1,000,000	1,141,110	1,000,000	1,141,110
Palm Beach County Solid Waste Authority Revenue Bond, (AMBAC Insured), 6%, 10/1/10					1,100,000	1,225,411	1,100,000	1,225,411

ILLINOIS
Grundy County School District #054, General Obligation, (AMBAC Insured), 8.35%, 12/1/07					720,000	793,894	720,000	793,894
Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20					300,000	378,444	300,000	378,444
University of Illinois Certificates, Utility Infrastructure Projects (MBIA Insured), 5.75%, 8/15/09					1,000,000	1,089,990	1,000,000	1,089,990

KANSAS
Kansas State Department of Transportation, Hwy Revenue, 6.125%, 9/1/09					500,000	554,245	500,000	554,245

MARYLAND
Anne Arundel County, Solid Waste Projects (AMT), 5.5%, 9/1/16					100,000	102,914	100,000	102,914
Maryland State Transportation Authority Transportation Facilities Project Revenue, 6.8%, 7/1/16					90,000	105,300	90,000	105,300

MASSACHUSETTS
Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14					1,000,000	1,204,880	1,000,000	1,204,880

MICHIGAN
Redford United School District, (AMBAC Insured), 5%, 5/1/22					410,000	451,451	410,000	451,451

MINNESOTA
Minnesota State Housing Finance Agency, Housing Revenue (Single-Family Mortgage) (AMT), 6.25%, 7/1/26					75,000	76,430	75,000	76,430

MISSISSIPPI
Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14					500,000	636,050	500,000	636,050
Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13					500,000	649,310	500,000	649,310

MISSOURI
Jackson County Reorg School District #7, Lees Summit, (FSA Insured), 5.25%, 3/1/14			300,000	327,186			300,000	327,186
Jefferson County School District, 6.7%, 3/1/11			200,000	221,864			200,000	221,864
Mehlville School District R-9, Certificate Participation, (FSA Insured), 5%, 9/1/19			300,000	317,379			300,000	317,379
Normandy School District General Obligation, 5.4%, 3/1/18			325,000	341,110			325,000	341,110
North Kansas City School District, 4.25%, 3/1/16			300,000	307,659			300,000	307,659
Platte County School District Park Hill, 5.5%, 3/1/14			300,000	309,651			300,000	309,651
Polk County School District R-1 Bolivar, 5%, 3/1/21			110,000	118,108			110,000	118,108
St. Louis Board of Education, 5.5%, 4/1/10			275,000	300,289			275,000	300,289
Lees Summit, 4.7%, 4/1/21			325,000	335,348			325,000	335,348
Missouri State Certificate Participation, Rehabilitation Center, 6%, 11/1/15			115,000	115,276			115,000	115,276
Missouri State Health & Educational Facilities Revenue, (MBIA Insured) 6.4%, 6/1/10			165,000	185,912			165,000	185,912
St. Louis County Mortgage Revenue (AMT), 5.65%, 2/1/20			500,000	569,285			500,000	569,285
Greene County Certificate Participation, 5.25%, 7/1/11			300,000	322,047			300,000	322,047
Jackson County Missouri, Public Building Corp. Leasehold Revenue, 5.1%, 11/1/12			200,000	212,784			200,000	212,784
Missouri Development Financial Board Cultural Facilities Revenue Bond, (MBIA Insured), 5.25%, 12/1/17			350,000	378,402			350,000	378,402
Missouri Development Financial Board Infrastructure Facilities Revenue Bond, 4.3%, 12/1/12			225,000	222,804			225,000	222,804
Missouri State Board Public Buildings, 4.0%, 12/1/10			75,000	77,324			75,000	77,324
Springfield Public Building Corp. Leasehold Revenue Bond, 5.8%, 6/1/13			275,000	302,561			275,000	302,561
Springfield Public Building Corp. Leasehold Revenue Bond, 4.7%, 5/1/12			175,000	183,195			175,000	183,195
St Louis Municipal Finance Corporation, Leasehold Revenue Bond (AMBAC Insured), 5.75%, 2/15/17			300,000	332,991			300,000	332,991
St Louis Parking Facilities Revenue (MBIA Insured), 5.375%, 12/15/06			375,000	391,868			375,000	391,868
St Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16			200,000	247,860			200,000	247,860
Missouri State Highway & Transportation, Street & Road Revenue, 5.25%, 2/1/20			250,000	268,928			250,000	268,928
Platte County Industrial Development Authority, Zona Rosa Retail Project, 3.75%, 12/1/13			150,000	147,817			150,000	147,817
Jefferson County Public Water Supply District Number C-1 (AMBAC Insured), 5.25%, 12/1/16			130,000	142,474			130,000	142,474
Missouri State Health & Educational Facilities Authority Revenue Bond, 5%, 11/1/09					1,000,000	1,069,370	1,000,000	1,069,370

NEW JERSEY
New Jersey State Transportation Transit Fund Authority, 5.5%, 12/15/17					1,000,000	1,140,460	1,000,000	1,140,460
New Jersey State Turnpike Authority Revenue, 6.5%, 1/1/16					850,000	1,007,225	850,000	1,007,225

NORTH CAROLINA
Macon County, 5%, 6/1/13					500,000	546,800	500,000	546,800
Raleigh, Certificate Participation, Leasing Revenue, 4.75%, 6/1/25					590,000	607,700	590,000	607,700

NORTH DAKOTA
Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24					500,000	560,725	500,000	560,725

PENNSYLVANIA
Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16					1,000,000	1,249,790	1,000,000	1,249,790

PUERTO RICO
Puerto Rico Commonwealth, 6.5%, 7/1/14	320,000	378,486	480,000	567,730	85,000	100,535	885,000	1,046,751
Puerto Rico Housing Finance Authority, 4.5%, 12/1/09			150,000	156,279	200,000	208,372	350,000	364,651

TEXAS
Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6.0%, 1/1/17					305,000	361,895	305,000	361,895
North Forest Independent School District, 6%, 8/15/11					1,050,000	1,186,174	1,050,000	1,186,174

VIRGINIA
Hanover County Industrial Development Authority Hospital (Bon Secours Health Systems) (MBIA Insured), 6%, 8/15/10					500,000	558,245	500,000	558,245
Riverside Regional Jail Authority Revenue, 5%, 7/1/16					500,000	540,115	500,000	540,115

WASHINGTON
Grays Harbor County Public Utility #001, Electric Revenue Bond, 5.25%, 7/1/24					605,000	651,295	605,000	651,295
King County School District #415 Kent, (FSA Insured) 5.5%, 6/1/16					300,000	340,107	300,000	340,107

TOTAL INVESTMENTS*		5,704,996		7,404,131		21,208,953		34,318,080
CASH AND RECEIVABLES LESS LIABILITIES		77,096		201,728		367,290		646,114
NET ASSETS: 100%		5,782,092		7,605,859		21,576,243		34,964,194
CAPITAL SHARES OUTSTANDING		546,922		701,413		1,942,590		3,147,957**
NET ASSET VALUE PER SHARE		10.57		10.84		11.11		11.11
* INVESTMENT SECURITIES, AT COST		5,417,090		6,954,152		20,099,864		32,471,106

** Reflects National Fund's original 1,942,590 shares plus an additional 520,583 and 684,784 shares of Arizona and Missouri, respectively that would have been issued at merger.

Pro Forma Financial Statements
September 30, 2005 (unaudited)
Just Arizona merged
Schedule of Investments
	Arizona Fund		National Fund		Pro Forma (Combined)
	Principal	Market	Principal	Market	Principal	Market
	Amount	Value	Amount	Value	Amount	Value
LONG TERM MUNICIPAL BONDS:
ARIZONA
Maricopa County Unified School District #210 (Phoenix), 5.375%, 7/1/13	200,000	205,630			200,000	205,630
Maricopa County Unified School District #41 (Gilbert), 5.8%, 7/1/14	250,000	288,073			250,000	288,073
Maricopa County, Unified School District #090 Saddle Mountain, 5%, 7/1/14	75,000	76,935			75,000	76,935
Mohave County Elementary School District #16 (Mohave Valley) (MBIA Insured), 5.375%, 7/1/13	100,000	104,128			100,000	104,128
Mohave County Elementary School District #1 (Lake Havasu) (FGIC Insured), 5.9%, 7/1/15	150,000	154,794			150,000	154,794
Pima County Unified School District #10 (Amphitheater), (FGIC Insured), 5.1%, 7/1/11	190,000	202,962			190,000	202,962
Pima County, Arizona School District, (MBIA Insured), 5%, 7/1/09	125,000	128,179			125,000	128,179
University of Arizona, (AMBAC Insured) 5%, 6/1/17	125,000	132,685			125,000	132,685
University of Arizona Board of Regents, (FGIC Insured) 5.8%, 6/1/24	275,000	302,714			275,000	302,714
Tucson Recreational Facility Improvements, 5.25%, 7/1/19	250,000	267,912			250,000	267,912
Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	155,000	162,744			155,000	162,744
Pima County Industrial Development Authority Revenue (Refunding Bonds), 5.625%, 4/1/14	250,000	262,950			250,000	262,950
Maricopa County Industrial Development Authority, Single Family Mortgage Revenue, 4.3%, 12/1/06	35,000	35,034			35,000	35,034
Phoenix Civic Improvement Corp. Excise Tax, 4.5%, 7/1/08	100,000	103,565			100,000	103,565
Arizona Board of Regents Certificate Participation, (AMBAC Insured), 5.5%, 6/1/13	320,000	351,360			320,000	351,360
Arizona Tourism & Sports Authority Tax Revenue Bond, 5%, 7/1/16	100,000	101,661			100,000	101,661
Greater Arizona Development Authority Infrastructure Revenue Bond, 4.85%, 8/1/20	300,000	309,237			300,000	309,237
Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5%, 7/1/10	280,000	306,032			280,000	306,032
Maricopa County Stadium Revenue Bond, (AMBAC Insured), 5.25%, 6/1/12	250,000	274,830			250,000	274,830
Rio Nuevo Multipurpose Facilities, Certificate Participation, (FGIC Insured), 4.5%, 7/1/08	125,000	129,290			125,000	129,290
Arizona Transportation Board, Grant Antic, 5%, 7/1/13	135,000	146,993			135,000	146,993
Flagstaff Street and Highway User Revenue, Junior Lien (FGIC Insured), 5.9%, 7/1/10	500,000	556,340			500,000	556,340
Mesa Street and Highway Revenue Bond, (FSA Insured), 4%, 7/1/14	130,000	131,992			130,000	131,992
Phoenix Street and Highway User Revenue Bond (FGIC Insured), 5.25%, 7/1/10	50,000	54,220			50,000	54,220
Buckeye Water and Sewer Improvements, 5.45%, 1/1/10	235,000	251,553			235,000	251,553
Mesa Recreational, Water and Sewer Improvements (FGIC Insured), 6.5%, 7/1/10	250,000	284,697			250,000	284,697
Arizona Transportation Board, Grant Antic, 5%, 7/1/13			100,000	108,884	100,000	108,884
Maricopa County Unified School District #48 Scottsdale, (FSA), 5%, 7/1/15			300,000	329,058	300,000	329,058
Rio Nuevo Multipurpose Facilities, Certificate Participation, (FGIC Insured), 4.5%, 7/1/08			1,000,000	1,034,320	1,000,000	1,034,320
Tucson Recreational, (Prerefunded 7/1/09 @ 100), 5.25%. 7/1/18			100,000	107,165	100,000	107,165

COLORADO
El Paso County School District #020, 5%, 12/15/16			1,005,000	1,091,289	1,005,000	1,091,289

FLORIDA
First Florida Government Community Revenue Bond, (AMBAC Insured), 5.5%, 7/1/16			1,000,000	1,141,110	1,000,000	1,141,110
Palm Beach County Solid Waste Authority Revenue Bond, (AMBAC Insured), 6%, 10/1/10			1,100,000	1,225,411	1,100,000	1,225,411

ILLINOIS
Grundy County School District #054, General Obligation, (AMBAC Insured), 8.35%, 12/1/07			720,000	793,894	720,000	793,894
Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20			300,000	378,444	300,000	378,444
University of Illinois Certificates, Utility Infrastructure Projects (MBIA Insured), 5.75%, 8/15/09			1,000,000	1,089,990	1,000,000	1,089,990

KANSAS
Kansas State Department of Transportation, Hwy Revenue, 6.125%, 9/1/09			500,000	554,245	500,000	554,245

MARYLAND
Anne Arundel County, Solid Waste Projects (AMT), 5.5%, 9/1/16			100,000	102,914	100,000	102,914
Maryland State Transportation Authority Transportation Facilities Project Revenue, 6.8%, 7/1/16			90,000	105,300	90,000	105,300

MASSACHUSETTS
Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14			1,000,000	1,204,880	1,000,000	1,204,880

MICHIGAN
Redford United School District, (AMBAC Insured), 5%, 5/1/22			410,000	451,451	410,000	451,451

MINNESOTA
Minnesota State Housing Finance Agency, Housing Revenue (Single-Family Mortgage) (AMT), 6.25%, 7/1/26			75,000	76,430	75,000	76,430

MISSISSIPPI
Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14			500,000	636,050	500,000	636,050
Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13			500,000	649,310	500,000	649,310

MISSOURI
Missouri State Health & Educational Facilities Authority Revenue Bond, 5%, 11/1/09			1,000,000	1,069,370	1,000,000	1,069,370

NEW JERSEY
New Jersey State Transportation Transit Fund Authority, 5.5%, 12/15/17			1,000,000	1,140,460	1,000,000	1,140,460
New Jersey State Turnpike Authority Revenue, 6.5%, 1/1/16			850,000	1,007,225	850,000	1,007,225

NORTH CAROLINA
Macon County, 5%, 6/1/13			500,000	546,800	500,000	546,800
Raleigh, Certificate Participation, Leasing Revenue, 4.75%, 6/1/25			590,000	607,700	590,000	607,700

NORTH DAKOTA
Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24			500,000	560,725	500,000	560,725

PENNSYLVANIA
Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16			1,000,000	1,249,790	1,000,000	1,249,790

PUERTO RICO
Puerto Rico Commonwealth, 6.5%, 7/1/14	320,000	378,486	85,000	100,535	405,000	479,021
Puerto Rico Housing Finance Authority, 4.5%, 12/1/09			200,000	208,372	200,000	208,372

TEXAS
Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6.0%, 1/1/17			305,000	361,895	305,000	361,895
North Forest Independent School District, 6%, 8/15/11			1,050,000	1,186,174	1,050,000	1,186,174

VIRGINIA
Hanover County Industrial Development Authority Hospital (Bon Secours Health Systems) (MBIA Insured), 6%, 8/15/10			500,000	558,245	500,000	558,245
Riverside Regional Jail Authority Revenue, 5%, 7/1/16			500,000	540,115	500,000	540,115

WASHINGTON
Grays Harbor County Public Utility #001, Electric Revenue Bond, 5.25%, 7/1/24			605,000	651,295	605,000	651,295
King County School District #415 Kent, (FSA Insured) 5.5%, 6/1/16			300,000	340,107	300,000	340,107

TOTAL INVESTMENTS*		5,704,996		21,208,953		26,913,949
CASH AND RECEIVABLES LESS LIABILITIES		77,096		367,290		444,386
NET ASSETS: 100%		5,782,092		21,576,243		27,358,335
CAPITAL SHARES OUTSTANDING		546,922		1,942,590		2,463,173	**
NET ASSET VALUE PER SHARE		10.57		11.11		11.11
* INVESTMENT SECURITIES, AT COST		5,417,090		20,099,864		25,516,954

** Reflects National Fund's original 1,942,590 shares plus an additional 520,583 shares of Arizona that would have been issued at merger.

Pro Forma Financial Statements
September 30, 2005 (unaudited)
Just Missouri merged
Schedule of Investments
	Missouri Fund		National Fund		Pro Forma (Combined)
	Principal	Market	Principal	Market	Principal	Market
	Amount	Value	Amount	Value	Amount	Value
LONG TERM MUNICIPAL BONDS:
ARIZONA
Arizona Transportation Board, Grant Antic, 5%, 7/1/13			100,000	108,884	100,000	108,884
Maricopa County Unified School District #48 Scottsdale, (FSA), 5%, 7/1/15			300,000	329,058	300,000	329,058
Rio Nuevo Multipurpose Facilities, Certificate Participation, (FGIC Insured), 4.5%, 7/1/08			1,000,000	1,034,320	1,000,000	1,034,320
Tucson Recreational, (Prerefunded 7/1/09 @ 100), 5.25%. 7/1/18			100,000	107,165	100,000	107,165

COLORADO
El Paso County School District #020, 5%, 12/15/16			1,005,000	1,091,289	1,005,000	1,091,289

FLORIDA
First Florida Government Community Revenue Bond, (AMBAC Insured), 5.5%, 7/1/16			1,000,000	1,141,110	1,000,000	1,141,110
Palm Beach County Solid Waste Authority Revenue Bond, (AMBAC Insured), 6%, 10/1/10			1,100,000	1,225,411	1,100,000	1,225,411

ILLINOIS
Grundy County School District #054, General Obligation, (AMBAC Insured), 8.35%, 12/1/07			720,000	793,894	720,000	793,894
Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20			300,000	378,444	300,000	378,444
University of Illinois Certificates, Utility Infrastructure Projects (MBIA Insured), 5.75%, 8/15/09			1,000,000	1,089,990	1,000,000	1,089,990

KANSAS
Kansas State Department of Transportation, Hwy Revenue, 6.125%, 9/1/09			500,000	554,245	500,000	554,245

MARYLAND
Anne Arundel County, Solid Waste Projects (AMT), 5.5%, 9/1/16			100,000	102,914	100,000	102,914
Maryland State Transportation Authority Transportation Facilities Project Revenue, 6.8%, 7/1/16			90,000	105,300	90,000	105,300

MASSACHUSETTS
Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14			1,000,000	1,204,880	1,000,000	1,204,880

MICHIGAN
Redford United School District, (AMBAC Insured), 5%, 5/1/22			410,000	451,451	410,000	451,451

MINNESOTA
Minnesota State Housing Finance Agency, Housing Revenue (Single-Family Mortgage) (AMT), 6.25%, 7/1/26			75,000	76,430	75,000	76,430

MISSISSIPPI
Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14			500,000	636,050	500,000	636,050
Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13			500,000	649,310	500,000	649,310

MISSOURI
Jackson County Reorg School District #7, Lees Summit, (FSA Insured), 5.25%, 3/1/14	300,000	327,186			300,000	327,186
Jefferson County School District, 6.7%, 3/1/11	200,000	221,864			200,000	221,864
Mehlville School District R-9, Certificate Participation, (FSA Insured), 5%, 9/1/19	300,000	317,379			300,000	317,379
Normandy School District General Obligation, 5.4%, 3/1/18	325,000	341,110			325,000	341,110
North Kansas City School District, 4.25%, 3/1/16	300,000	307,659			300,000	307,659
Platte County School District Park Hill, 5.5%, 3/1/14	300,000	309,651			300,000	309,651
Polk County School District R-1 Bolivar, 5%, 3/1/21	110,000	118,108			110,000	118,108
St. Louis Board of Education, 5.5%, 4/1/10	275,000	300,289			275,000	300,289
Lees Summit, 4.7%, 4/1/21	325,000	335,348			325,000	335,348
Missouri State Certificate Participation, Rehabilitation Center, 6%, 11/1/15	115,000	115,276			115,000	115,276
Missouri State Health & Educational Facilities Revenue, (MBIA Insured) 6.4%, 6/1/10	165,000	185,912			165,000	185,912
St. Louis County Mortgage Revenue (AMT), 5.65%, 2/1/20	500,000	569,285			500,000	569,285
Greene County Certificate Participation, 5.25%, 7/1/11	300,000	322,047			300,000	322,047
Jackson County Missouri, Public Building Corp. Leasehold Revenue, 5.1%, 11/1/12	200,000	212,784			200,000	212,784
Missouri Development Financial Board Cultural Facilities Revenue Bond, (MBIA Insured), 5.25%, 12/1/17	350,000	378,402			350,000	378,402
Missouri Development Financial Board Infrastructure Facilities Revenue Bond, 4.3%, 12/1/12	225,000	222,804			225,000	222,804
Missouri State Board Public Buildings, 4.0%, 12/1/10	75,000	77,324			75,000	77,324
Springfield Public Building Corp. Leasehold Revenue Bond, 5.8%, 6/1/13	275,000	302,561			275,000	302,561
Springfield Public Building Corp. Leasehold Revenue Bond, 4.7%, 5/1/12	175,000	183,195			175,000	183,195
St Louis Municipal Finance Corporation, Leasehold Revenue Bond (AMBAC Insured), 5.75%, 2/15/17	300,000	332,991			300,000	332,991
St Louis Parking Facilities Revenue (MBIA Insured), 5.375%, 12/15/06	375,000	391,868			375,000	391,868
St Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16	200,000	247,860			200,000	247,860
Missouri State Highway & Transportation, Street & Road Revenue, 5.25%, 2/1/20	250,000	268,928			250,000	268,928
Platte County Industrial Development Authority, Zona Rosa Retail Project, 3.75%, 12/1/13	150,000	147,817			150,000	147,817
Jefferson County Public Water Supply District Number C-1 (AMBAC Insured), 5.25%, 12/1/16	130,000	142,474			130,000	142,474
Missouri State Health & Educational Facilities Authority Revenue Bond, 5%, 11/1/09			1,000,000	1,069,370	1,000,000	1,069,370

NEW JERSEY
New Jersey State Transportation Transit Fund Authority, 5.5%, 12/15/17			1,000,000	1,140,460	1,000,000	1,140,460
New Jersey State Turnpike Authority Revenue, 6.5%, 1/1/16			850,000	1,007,225	850,000	1,007,225

NORTH CAROLINA
Macon County, 5%, 6/1/13			500,000	546,800	500,000	546,800
Raleigh, Certificate Participation, Leasing Revenue, 4.75%, 6/1/25			590,000	607,700	590,000	607,700

NORTH DAKOTA
Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24			500,000	560,725	500,000	560,725

PENNSYLVANIA
Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16			1,000,000	1,249,790	1,000,000	1,249,790

PUERTO RICO
Puerto Rico Commonwealth, 6.5%, 7/1/14	480,000	567,730	85,000	100,535	565,000	668,265
Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	150,000	156,279	200,000	208,372	350,000	364,651

TEXAS
Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6.0%, 1/1/17			305,000	361,895	305,000	361,895
North Forest Independent School District, 6%, 8/15/11			1,050,000	1,186,174	1,050,000	1,186,174

VIRGINIA
Hanover County Industrial Development Authority Hospital (Bon Secours Health Systems) (MBIA Insured), 6%, 8/15/10			500,000	558,245	500,000	558,245
Riverside Regional Jail Authority Revenue, 5%, 7/1/16			500,000	540,115	500,000	540,115

WASHINGTON
Grays Harbor County Public Utility #001, Electric Revenue Bond, 5.25%, 7/1/24			605,000	651,295	605,000	651,295
King County School District #415 Kent, (FSA Insured) 5.5%, 6/1/16			300,000	340,107	300,000	340,107

TOTAL INVESTMENTS*		7,404,131		21,208,953		28,613,084
CASH AND RECEIVABLES LESS LIABILITIES		201,728		367,290		569,018
NET ASSETS: 100%		7,605,859		21,576,243		29,182,102
CAPITAL SHARES OUTSTANDING		701,413		1,942,590		2,627,374	**
NET ASSET VALUE PER SHARE		10.84		11.11		11.11
* INVESTMENT SECURITIES, AT COST		6,954,152		20,099,864		27,054,016

** Reflects National Fund's original 1,942,590 shares plus an additional 684,784 shares of Missouri that would have been issued at merger.

See accompanying Notes to Pro Forma Financial Statements

Pro Forma Statements of Assets and Liabilities (unaudited, September 30, 2005)

Pro Forma Statement of Assets and Liabilities
September 30, 2005 (unaudited)
Both Arizona & Missouri merged
				Pro Forma National
	Arizona	Missouri	National	Fund (Combined)
ASSETS
Investments, at value*	5,704,996	7,404,131	21,208,953	34,318,080
Cash	10,646	119,947	100,707	231,300
Interest receivable	77,594	91,691	280,221	449,506
Capital shares sold	58	-	-	58
Total assets	5,793,294	7,615,769	21,589,881	34,998,944
				-
LIABILITIES				-
Dividends payable	5,126	4,667	5,179	14,972
Capital shares redeemed	1,201	368	1,709	3,278
Independent trustee and auditor fees	4,875	4,875	6,750	16,500
Total liabilities	11,202	9,910	13,638	34,750
				-
NET ASSETS	5,782,092	7,605,859	21,576,243	34,964,194
CAPITAL SHARES OUTSTANDING	546,922	701,413	1,942,590	3,147,957
NET ASSET VALUE PER SHARE	10.57	10.84	11.11	11.11
* INVESTMENT SECURITIES, AT COST	5,417,090	6,954,152	20,099,864	32,471,106

See accompanying Notes to Pro Forma Financial Statements

Pro Forma Statement of Assets and Liabilities
September 30, 2005 (unaudited)
Just Arizona merged
			Pro Forma National
	Arizona	National	Fund (Combined)
ASSETS
Investments, at value*	5,704,996	21,208,953	26,913,949
Cash	10,646	100,707	111,353
Interest receivable	77,594	280,221	357,815
Capital shares sold	58	-	58
Total assets	5,793,294	21,589,881	27,383,175

LIABILITIES
Dividends payable	5,126	5,179	10,305
Capital shares redeemed	1,201	1,709	2,910
Independent trustee and auditor fees	4,875	6,750	11,625
Total liabilities	11,202	13,638	24,840
			-
NET ASSETS	5,782,092	21,576,243	27,358,335
CAPITAL SHARES OUTSTANDING	546,922	1,942,590	2,463,173
NET ASSET VALUE PER SHARE	10.57	11.11	11.11
* INVESTMENT SECURITIES, AT COST	5,417,090	20,099,864	25,516,954

See accompanying Notes to Pro Forma Financial Statements

Pro Forma Statement of Assets and Liabilities
September 30, 2005 (unaudited)
Just Missouri merged
			Pro Forma National
	Missouri	National	Fund (Combined)
ASSETS
Investments, at value*	7,404,131	21,208,953	28,613,084
Cash	119,947	100,707	220,654
Interest receivable	91,691	280,221	371,912
Total assets	7,615,769	21,589,881	29,205,650

LIABILITIES
Dividends payable	4,667	5,179	9,846
Capital shares redeemed	368	1,709	2,077
Independent trustee and auditor fees	4,875	6,750	11,625
Total liabilities	9,910	13,638	23,548

NET ASSETS	7,605,859	21,576,243	29,182,102
CAPITAL SHARES OUTSTANDING	701,413	1,942,590	2,627,374
NET ASSET VALUE PER SHARE	10.84	11.11	11.11
* INVESTMENT SECURITIES, AT COST	6,954,152	20,099,864	27,054,016

See accompanying Notes to Pro Forma Financial Statements

Pro Forma Statements of Operations (unaudited, September 30, 2005)

Pro Forma Statement of Operations
September 30, 2005 (unaudited)
Both Arizona & Missouri merged
				Adjustments	Pro Forma National
	Arizona	Missouri	National	(Note 3)	Fund (Combined)

INVESTMENT INCOME
Interest income	273,007	366,900	972,610		1,612,517

EXPENSES
Investment advisory fees	37,523	50,596	139,039		227,158
Other expenses	23,114	31,167	88,985	(4,248)	139,018
Independent trustee and auditor fees	5,992	5,992	8,983		20,967
Total expenses	66,629	87,755	237,007	(4,248)	387,143

NET INVESTMENT INCOME	206,378	279,145	735,603	4,248	1,225,374

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	14,514	26,006	107,954		148,474
Change in net unrealized appreciation
(depreciation) of investments	(161,226)	(179,413)	(573,777)		(914,416)

NET GAIN (LOSS) ON INVESTMENTS	(146,712)	(153,407)	(465,823)		(765,942)

TOTAL INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	59,666	125,738	269,780	4,248	459,432
See accompanying Notes to Pro Forma Financial Statements

Pro Forma Statement of Operations
September 30, 2005 (unaudited)
Just Arizona merged
			Adjustments	Pro Forma National
	Arizona	National	(Note 3)	Fund (Combined)

INVESTMENT INCOME
Interest income	273,007	972,610		1,245,617

EXPENSES
Investment advisory fees	37,523	139,039		176,562
Other expenses	23,114	88,985	(2,697)	109,402
Independent trustee and auditor fees	5,992	8,983		14,975
Total expenses	66,629	237,007	(2,697)	300,939

NET INVESTMENT INCOME	206,378	735,603	2,697	944,678

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	14,514	107,954		122,468
Change in net unrealized appreciation
(depreciation) of investments	(161,226)	(573,777)		(735,003)

NET GAIN (LOSS) ON INVESTMENTS	(146,712)	(465,823)		(612,535)

TOTAL INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	59,666	269,780	2,697	332,143
See accompanying Notes to Pro Forma Financial Statements

Pro Forma Statement of Operations
September 30, 2005 (unaudited)
Just Missouri merged
			Adjustments	Pro Forma National
	Missouri	National	(Note 3)	Fund (Combined)

INVESTMENT INCOME
Interest income	366,900	972,610		1,339,510

EXPENSES
Investment advisory fees	50,596	139,039		189,635
Other expenses	31,167	88,985	(1,551)	118,601
Independent trustee and auditor fees	5,992	8,983		14,975
Total expenses	87,755	237,007	(1,551)	323,211

NET INVESTMENT INCOME	279,145	735,603	1,551	1,016,299

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	26,006	107,954		133,960
Change in net unrealized appreciation
(depreciation) of investments	(179,413)	(573,777)		(753,190)

NET GAIN (LOSS) ON INVESTMENTS	(153,407)	(465,823)		(619,230)

TOTAL INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	125,738	269,780	1,551	397,069

See accompanying Notes to Pro Forma Financial Statements

Notes to Pro Forma Financial Statements (unaudited)

1. Basis of Combination

The Pro Forma Statement of Assets and Liabilities reflects the accounts of Mosaic Tax-Free Trust National Fund (the "National Fund"), Tax-Free Arizona Fund (the "Arizona Fund") and Tax-Free Missouri Fund (the "Missouri Fund") as of September 30, 2005 as if the Merger had been consummated at that date. The Pro Forma Statement of Operations reflects the accounts of the National Fund, Arizona Fund and Missouri Fund for the year ended September 30, 2005 and assumes that the Merger had been consummated at the beginning of the fiscal year then ended. These statements have been prepared to show the results if both the Arizona Fund and Missouri Fund are merged, just the Arizona Fund is merged and just the Missouri Fund is merged. These statements have been derived from the National Fund's, Arizona Fund’s and Missouri Fund's books and records utilized in calculating daily net asset value as of and for the fiscal year ended September 30, 2005.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Arizona Fund and Missouri Fund in exchange for shares of the National Fund under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the National Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of each fund in carrying out their obligations under the Agreement and Plan of Merger since such expenses will not be borne by any of the funds.

The Pro Forma Statement of Assets and Liabilities and the Pro Forma Statement of Operations should be read in conjunction with the historical financial statements of Mosaic Tax-Free Trust incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest

The pro forma net asset value per share assumes the issuance of shares of the National Fund that would have been issued at September 30, 2005, in connection with the proposed reorganization(s), had it(they) occurred then.

3. Pro Forma Operations

(a) The Pro Forma Statement of Operations assumes the same rate of gross investment income for the investments of the National Fund, Arizona Fund and Missouri Fund. Subsequent to the Merger, net assets of the Arizona Fund and Missouri Fund will represent approximately 17% and 21%, respectively of the Combined National Fund. Although the National Fund is permitted to invest in the assets held by Your Fund, we anticipate selling securities before or after the proposed mergers in order to adjust the securities weightings in the combined fund in order to reduce the risk of being overly concentrated in the securities of any one particular state and increase the diversification of the Combined National Fund.  As of September 30, 2005, the Arizona Fund had net unrealized appreciation on investments of $287,906 and the Missouri Fund had net unrealized appreciation on investments of $449,979.  If such unrealized appreciation amounts are not reduced by market factors such as rising interest rates or otherwise offset by realized losses, then a substantial portion of this unrealized appreciation may be realized and distributed to shareholders as taxable capital gain.

(b) Assets of the Arizona Fund and Missouri Fund are expected to retain their tax properties after the Merger.   As of September 30, 2005, the Missouri Fund had a capital loss carryover of $36,772 due to expire on September 30, 2008.  To the extent such losses are not fully offset by gains through such period by the Missouri Fund up to Merger date and by the Combined National Fund subsequent to Merger date, any remaining amounts will be lost.  The Arizona Fund and National Fund had realized gains of $14,514 and $67,506, respectively to distribute. These gains were distributed by each respective fund during 2005.

By operation of Internal Revenue Code Section 382, the National Fund's use of the Missouri Fund's unused capital loss carryover may be limited.  Furthermore, it is anticipated that, for the fiscal year ending September 30, 2006, the National Fund may be further limited to using the full amount of the available unused capital loss carryover from the Missouri Fund by operation of Internal Revenue Code Section 381.

(c) Pro Forma operating expenses reflect the service fees approved by the Trustees for the applicable period. As a result, Pro Forma operating expenses (all expenses other than advisory fees) would be required to be adjusted downward by $4,248 assuming both the Arizona Fund and Missouri Fund were merged, $2,697 assuming just the Arizona Fund was merged and $1,551 assuming just the Missouri Fund was merged. This results in the Pro Forma "other expenses" and "independent trustee and auditor fees" combined expense ratio of 0.43%, for a total expense ratio of 1.06%. This decrease is reflected in the "adjustment" column in the Pro Forma Statement of Operations.   This decrease in expenses is due to the lower expenses paid as a percentage of net assets by the National Fund compared with both the Arizona Fund and Missouri Fund under the services agreement between Mosaic Tax-Free Trust and the investment advisor.  The reduction is offset by an adjusting increase in Pro Forma net investment income.

PART C: OTHER INFORMATION

Item 15. Indemnification

The Advisor maintains a Directors and Officers Errors and Omissions Policy which covers the officers and Trustees of Mosaic Tax-Free Trust as well as the officers and directors of the Advisor and its affiliates. Such policy does not protect against any liability resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of such registrants pursuant to any provision in the Trust or its By-Laws, each registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.)

Item 16. Exhibits:

1. Declaration of Trust.*

2. Bylaws.*

3. Not applicable.

4. Agreement and Plans of Merger. (Filed herewith)

5. Not applicable.

6. Form of Investment Advisory Agreement.*

7. Distribution Agreement.*

8. Not applicable.

9. Custody Agreement.*

10. Not applicable.

11. Opinion of counsel, Sullivan & Worcester, LLP (filed herewith).

12. Tax opinion of DeWitt Ross and Stevens, S.C. (filed herewith).

13. Contracts.*

14. Consent of Independent Auditors (filed herewith).

15. Not applicable.

16. Power of Attorney (filed herewith).

17. The following items which are included as exhibits and are to be included with the proxy solicitation materials to be provided to shareholders: (a) Mosaic Tax-Free Trust Prospectus and SAI dated 2/1/06; (b) Mosaic Tax-Free Trust Annual Report dated September 30, 2005.

* Incorporated by reference to Post-Effective Amendment No. 30 filed by Mosaic Tax-Free Trust, 1933 Act Registration Number 2-77986, Investment Company Act of 1940 File Number 811-3486 on February 1, 2006, effective February 1, 2006.

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Scottsdale and State of Arizona, on the 9th day of February, 2006.

Registrant: Mosaic Tax-Free Trust

By: (signature)
----------------------------------
Name: Katherine L. Frank
Title: President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

(signature),                  Trustee, Vice President     2/9/06
Frank E. Burgess         and Treasurer

**,                              Trustee
James Imhoff                                                    2/9/06

(signature),                   Trustee
Philip Blake                                                      2/9/06

(signature),                   Trustee
Lorence Wheeler                                              2/9/06

(signature), **             Attorney-In-Fact            2/9/06
John Rashke, Esquire